FEDERALLY GUARANTEED LOAN (Details Narrative) - USD ($)		1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 21, 2021	Nov. 30, 2024	Nov. 30, 2022	May 31, 2021	Apr. 30, 2020	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Short-Term Debt [Line Items]
Proceeds from loan	$ 12,000,000
Debt instrument term		5 years
Interest expense			$ 364,000
Economic Injury Disaster Loan [Member]
Short-Term Debt [Line Items]
Proceeds from loan				$ 499,900	$ 370,900
Debt instrument description								The loan has a term of 30 years and an interest rate of 3.75% per annum, without the requirement for payment in the first 12 months.		The loan has a term of 30 years and an interest rate of 3.75% per annum, without the requirement for payment in its first 12 months
Debt instrument term					30 years
Debt interest rate					3.75%
Accrued interest											$ 26,497
Interest expense						$ 8,231	$ 8,231	$ 17,889	$ 16,372	$ 32,655	$ 32,744